Impairments and Other Expenses - Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) rig	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) facility	Dec. 31, 2014 USD ($)
Restructuring and Related Activities [Abstract]
Number of oil rigs | rig	362
Oil rig count as a percentage	30.00%
Impairment of goodwill	$ 33,745,000	$ 33,745,000	$ 0	$ 0
Impairment of intangible assets		0	18,606,000	0
Property, Plant and Equipment [Line Items]
Impairment of idled administrative and transload facilities		0	6,186,000	0
Severance, retention and relocation		$ 280,000	$ 571,000	$ 0
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility			5
Rail and rail equipment
Property, Plant and Equipment [Line Items]
Number of idled facilities | facility			3